Other Balance Sheet Components Other liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Schedule of other liabilities [Line Items]
Capital Lease Obligations, Noncurrent	$ 16,036	$ 16,883
Derivative Liability, Noncurrent	15,886	10,080
Deferred Compensation Share-based Arrangements, Liability, Classified, Noncurrent	0	15,464
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Share Value, Amount, Noncurrent	0	4,366
Other Liabilities, Noncurrent	53,716	69,524
Other Noncurrent Liabilities [Member]
Schedule of other liabilities [Line Items]
Other Liabilities, Noncurrent	$ 21,794	$ 22,731